Statement to Securityholder

Ally Auto Receivables Trust 2010-3

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	8/18/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-3

5. Collateral Summary	Collection Period, Begin:	12/1/2011

	Collection Period, End:	12/31/2011

6. Charge-Off and Delinquency Rates	Determination Date:	1/10/2012

7. Credit Instruments	Distribution Date:	1/17/2012

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005MAA0	219,000,000.00	0.00	0.40258000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005MAB8	397,000,000.00	124,696,536.19	0.37830000	24,574,266.34	43,241.64	24,617,507.98	0.00	0.00	100,122,269.85
A-3	02005MAC6	262,000,000.00	262,000,000.00	1.11000000	0.00	242,350.00	242,350.00	0.00	0.00	262,000,000.00
A-4	02005MAE2	162,740,000.00	162,740,000.00	1.55000000	0.00	210,205.83	210,205.83	0.00	0.00	162,740,000.00
B	02005MAG7	27,120,000.00	27,120,000.00	2.29000000	0.00	51,754.00	51,754.00	0.00	0.00	27,120,000.00
C	02005MAH5	22,600,000.00	22,600,000.00	2.69000000	0.00	50,661.67	50,661.67	0.00	0.00	22,600,000.00
Deal Totals		1,090,460,000.00	599,156,536.19		24,574,266.34	598,213.14	25,172,479.48	0.00	0.00	574,582,269.85

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Distribution Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	314.09706849	61.89991521	0.10892101	62.00883622	0.00000000	252.19715327
A-3	1,000.00000000	0.00000000	0.92500000	0.92500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.29166665	1.29166665	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.90833333	1.90833333	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.24166681	2.24166681	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	549.45301633
Ending Aggregate Note Pool Factor:	526.91732833

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note	Interest	Interest	Accrual	Applicable	Margin	Fixed	Note Rate	Target Interest
	Principal Balance	Accrual	Accrual	Methodology	Index				Distribution
		Period, Start	Period, End
A-1	0.00	12/15/2011	1/17/2012	Actual/360	N/A	N/A	0.40258000	0.40258000	0.00
A-2	124,696,536.19	12/15/2011	1/17/2012	Actual/360	0.27830000	0.10000000	N/A	0.37830000	43,241.64
A-3	262,000,000.00	12/15/2011	1/17/2012	30/360	N/A	N/A	1.11000000	1.11000000	242,350.00
A-4	162,740,000.00	12/15/2011	1/17/2012	30/360	N/A	N/A	1.55000000	1.55000000	210,205.83
B	27,120,000.00	12/15/2011	1/17/2012	30/360	N/A	N/A	2.29000000	2.29000000	51,754.00
C	22,600,000.00	12/15/2011	1/17/2012	30/360	N/A	N/A	2.69000000	2.69000000	50,661.67

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest	Target Interest Distribution	Interest Shortfall Amount	Actual Interest Distribution	Remaining Unpaid Interest
	Carryover Shortfall		Allocated/(Repaid)		Carryover Shortfall

				(2) - (3) = (4)	(1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	43,241.64	0.00	43,241.64	0.00
A-3	0.00	242,350.00	0.00	242,350.00	0.00
A-4	0.00	210,205.83	0.00	210,205.83	0.00
B	0.00	51,754.00	0.00	51,754.00	0.00
C	0.00	50,661.67	0.00	50,661.67	0.00
Deal Totals	0.00	598,213.14	0.00	598,213.14	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

4. Collections and Distributions

Collections
Receipts During the Period	27,874,290.18
Administrative Purchase Payments	22,498.65
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	366,619.97
Other Fees or Expenses Paid	0.00
Total Collections	28,263,408.80

Beginning Reserve Account Balance	11,300,142.82
Net Amount due from Swap Counterparty	0.00
Total Available Amount	39,563,551.62

Distributions
Total Available Amount	39,563,551.62
Basic Servicing Fee	568,338.11
Net Amount due to Swap Counterparty	22,708.97
Aggregate Class A Interest Distributable Amount	495,797.47
Senior Swap Termination Payment	0.00
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	51,754.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	50,661.67
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	11,300,142.82
Noteholders' Regular Principal Distributable Amount	24,574,266.34
Subordinate Swap Termination Payment	0.00
Excess Total Available Amount to the Certificateholders	2,499,882.24

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	47,859	36,754	36,144

Deal Totals	Aggregate Receivables Principal Balance	1,130,014,281.54	650,007,178.86	625,432,912.52

	Aggregate Amount Financed	1,200,014,837.63	682,005,731.40	655,626,427.39

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	3.83000000	3.66238315	3.65916646	63.87	63.98	63.99	60.21	44.12	43.20

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.51%	1.39%	1.23%	0.98%	1.01%	0.92%	1.00%	1.01%	1.28%	1.12%	1.19%	1.83%	1.07%	1.34%	1.23%	1.22%	1.13%	1.22%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	668,816,079.40	96,985.96	0.1740%	36,144	25	0.0692%
Preceding	694,897,809.14	127,084.63	0.2195%	36,754	28	0.0762%
Next Preceding	721,477,339.71	122,908.98	0.2044%	37,349	24	0.0643%
Three Month Average			0.1993%			0.0699%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,200,014,837.63	1,459,078.34	0.1216%	31 - 60 days	125	2,762,362.79
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-3 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	22	469,282.38
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	3	70,194.95

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	97	1,796,821.56
				Current Period	17	287,430.07
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	8	112,815.47
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	106	1,971,436.16

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash
				Draws	Releases		Reserve Amount
Cash Reserve	11,300,142.82	11,300,142.82	0.00	0.00	0.00	11,300,142.82	11,300,142.82

B. Swap Agreements

Swap	Provider	Amount Due to Swap	Amount Due from Swap	Net Amount Due to/(from)
		Counterparty	Counterparty	Swap Counterparty
Class A-2 Swap	The Royal Bank of Scotland plc	65,950.61	43,241.64	22,708.97

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	39,554,281.54
Current Overcollateralization	50,850,642.67
Overcollateralization Target	50,850,642.67

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2010-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-3 will perform in the future.

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